Stockholders' equity - Additional Information (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Total share capital	9,804,135,348	9,804,135,348	9,804,135,348
Number of common stock	4,958,290,359
Number of preferred stock	4,845,844,989
Annual minimum priority dividend	R$ 0.015
Bottom of range [member]
Disclosure of classes of share capital [line items]
Annual mandatory dividend rate	25.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Total share capital	4,845,844,989	4,845,844,989	4,845,844,989
Annual minimum priority dividend	R$ 0.022